----------------------------DEED NUMBER THREE (3)-------------------------

---------------------- SECOND DEED OF AMENDMENT ---------------------------TO AMENDED AND RESTATED DEED OF TRUST------------

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---In the City of San Juan, Puerto Rico, this eighth (8th) day of August Two Thousand Twenty-Three (2023).-----------------------------------------------------------------------------------------------

----------------------------------BEFORE ME--------------------------------------

---DAVID MANUEL MAGRANER ORTIZ, Notary Public and Attorney-at-Law in and for the Commonwealth of Puerto Rico, with offices at Five Hundred (500) Calle de la Tanca, Suite Four Hundred One (401), San Juan, Puerto Rico, and residence in the city of San Juan, Puerto Rico.

-----------------------------------------APPEARS-------------------------------------

---AS PARTY OF THE FIRST PART: UBS FINANCIAL SERVICES, INC., a corporation organized and existing under the laws of the State of Delaware, duly authorized to conduct business in the Commonwealth of Puerto Rico (hereinafter referred to as the “Settlor” or “UBS”), previously known as UBS FINANCIAL SERVICES INCORPORATED OF PUERTO RICO, (f/k/a PAINEWEBBER INCORPORATED OF PUERTO RICO) a corporation that was duly organized under the laws of the Commonwealth of Puerto Rico, which merged with and into UBS on July Thirty-First (31st) of Two Thousand Twenty-One (2021), with UBS being the surviving entity,  (hereinafter referred to as the “Settlor” when it is acting or is to act as Settlor hereunder and as “UBS” when it is otherwise referred to hereunder), acting by and through its Board of Directors and represented herein by a Managing Director, Doel R. García, who is of legal age, married, executive and resident of San Juan, Puerto Rico, who has been duly authorized by resolution of the Board of Directors of UBS adopted on the third (3rd) day of August of Two Thousand Twenty-Three (2023) to appear herein on its behalf.

---AS PARTY OF THE SECOND PART: UBS TRUST COMPANY OF PUERTO RICO, (f/k/a PAINEWEBBER TRUST COMPANY OF PUERTO RICO) a trust company duly organized and existing under the laws of the Commonwealth of Puerto Rico with its principal offices in San Juan, Puerto Rico (hereinafter referred to as the “Trustee” or as “UBSTC” ) acting by and through its Board of Directors and represented by its Executive Director, Claudio Domingo Ballester Arocho, who is of legal age, married, business executive, and resident of San Juan, Puerto Rico, who has been duly authorized by resolution of the Board of Directors of UBSTC, adopted on the nineteenth (19th) day of July of Two Thousand Twenty-Three (2023) to appear herein on its behalf. ---------------------------

-----I, the Notary, hereby certify that I have before me both the UBS and UBSTC resolutions and have examined them in regards to the authorization and execution of this Deed in compliance with the laws of the Commonwealth of Puerto Rico. I also hereby certify, that I am personally acquainted with the persons appearing herein and, from their statements and my belief, I attest as to their age, civil status, profession or occupation, and residence.-----------------------------------------------------------------------------

----The appearing persons assure me, and in my judgment, they do have the legal authority, capacity, and personal qualifications necessary to execute this Second Deed of Amendment to the Amended and Restated Deed of Trust, and for such purposes they freely and voluntarily:------------

-----------------------------------DECLARE------------------------------------------

--- WHEREAS, UBS and UBSTC (hereinafter referred to as the “Parties” when collectively referred to in this Deed) executed Deed Number Five (5) Deed of Trust on the Twenty-Second (22nd) day of March of Two Thousand Four (2004) before Public Notary Luis R. Rosas Cintrón, creating the Multi-Select Securities Puerto Rico Fund (herein the “Fund”). On that same date, the Parties executed the following Deeds of Supplemental Trust Indentures (as particularly described below and defined herein) before the aforementioned Public Notary: --------------------------------------------------------- a) Deed Number Six (6), Deed of Supplemental Trust Indenture for International Portfolio I of Multi-Select Securities Puerto Rico Fund;------------(b) Deed Number Seven (7), Deed of Supplemental Trust Indenture for International Portfolio II of Multi-Select Securities Puerto Rico Fund;-----------(c) Deed Number Eight (8), Deed of Supplemental Trust Indenture for Large Cap Core Portfolio I of Multi-Select Securities Puerto Rico Fund;--------(d) Deed Number Nine (9), Deed of Supplemental Trust Indenture for Large Cap Core Portfolio II of Multi-Select Securities Puerto Rico Fund;-------(e) Deed Number Ten (10), Deed of Supplemental Trust Indenture for Large Cap Growth Portfolio I of Multi-Select Securities Puerto Rico Fund;------(f) Deed Number Eleven (11), Deed of Supplemental Trust Indenture for Large Cap Growth Portfolio II of Multi-Select Securities Puerto Rico Fund;----------------------------------------------------------------------------------------(g) Deed Number Twelve (12), Deed of Supplemental Trust Indenture for Large Cap Value Portfolio I of Multi-Select Securities Puerto Rico Fund;----------------------------------------------------------------------------------------(h) Deed Number Thirteen (13), Deed of Supplemental Trust Indenture for Large Cap Value Portfolio II of Multi-Select Securities Puerto Rico Fund;----------------------------------------------------------------------------------------(i) Deed Number Fourteen (14), Deed of Supplemental Trust Indenture for Mid Cap Core Portfolio I of Multi-Select Securities Puerto Rico Fund;------(j) Deed Number Fifteen (15), Deed of Supplemental Trust Indenture for Small Cap Core Portfolio I of Multi-Select Securities Puerto Rico Fund.------ Thereafter, the Parties agreed to amend the Deed of Trust and executed Deed Number Seventeen (17) for an Amended and Restated Deed of Trust (as defined herein) on the Nineteenth (19th) day of May of Two Thousand Four (2004) before Public Notary Luis R. Rosas Cintrón. On that same date, the Parties agreed to execute an amendment to the Deeds of Supplemental Trust Indentures and executed Amendment No. One (1) to the Deeds of Supplemental Trust Indentures as follows: -------------------------------------------(a) Deed Number Eighteen (18) Amendment Number One (No.1) to the International Portfolio I of the Multi-Select Securities Puerto Rico Fund; -------(b) Deed Number Nineteen (19) Amendment Number One (No.1) to the International Portfolio II of the Multi-Select Securities Puerto Rico Fund;-------(c) Deed Number Twenty (20) Amendment Number One (No.1) to the Large Cap Core Portfolio I of the Multi-Select Securities Puerto Rico Fund;

-----(d) Deed Number Twenty-One (21) Amendment Number One (No.1) to the Large Cap Core Portfolio II of the Multi-Select Securities Puerto Rico Fund;----------------------------------------------------------------------------------------(e) Deed Number Twenty-Two (22) Amendment Number One (No.1) to the Large Cap Growth Portfolio I of the Multi-Select Securities Puerto Rico Fund; ---------------------------------------------------------------------------------(f) Deed Number Twenty-Three (23) Amendment Number One (No.1) to the Large Cap Growth Portfolio II of the Multi-Select Securities Puerto Rico Fund; ---------------------------------------------------------------------------------(g) Deed Number Twenty-Four (24) Amendment Number One (No.1) to the Large Cap Value Portfolio I of the Multi-Select Securities Puerto Rico Fund; ---------------------------------------------------------------------------------------(h) Deed Number Twenty-Five (25) Amendment Number One (No.1) to the Large Cap Value Portfolio II of the Multi-Select Securities Puerto Rico Fund; ---------------------------------------------------------------------------------(i) Deed Number Twenty-Six (26) Amendment Number One (No.1) to the Mid Cap Core Portfolio I of the Multi-Select Securities Puerto Rico Fund; ---------------------------------------------------------------------------------------(j) Deed Number Twenty-Seven (27) Amendment Number One (No.1) to the Small Cap Core Portfolio I of the Multi-Select Securities Puerto Rico Fund.----------------------------------------------------------------------------------------On the Thirtieth (30th) day of November of Two Thousand Seven (2007), the Parties executed before Public Notary Emiluz Buonomo Nevarez, Public Deed Number Seventy Two (72) of Supplemental Trust Indenture for the creation of the U.S. LARGE CAP ETF PORTFOLIO I of Multi-Select Securities Puerto Rico Fund.---------------------------------------------Thereafter, the Parties agreed to consolidate and subsequently, terminate several portfolios from the Fund, which were executed by the Parties on the Tenth (10th) day of November Two Thousand Eleven (2011) before Notary Emiluz Buonomo Nevarez pursuant to the following deeds: -----(a) International Portfolio II was consolidated with International Portfolio I and terminated by Deed Number Thirty-Six (36) Termination of Supplemental Trust Indenture for the International Portfolio II of the Multi-Select Securities Puerto Rico Fund; ---------------------------------------------------(b) Large Cap Core Portfolio II was consolidated with Large Cap Core Portfolio I and terminated by Deed Number Thirty-Three (33) Termination of Supplemental Trust Indenture for the Large Cap Core Portfolio II of the Multi-Select Securities Puerto Rico Fund; --------------------------------------------(c) Large Cap Growth Portfolio II was consolidated with Large Cap Growth Portfolio I and terminated by Deed Number Thirty-Four (34) Termination of Supplemental Trust Indenture for the Large Cap Growth Portfolio II of the Multi-Select Securities Puerto Rico Fund; and -----------------(d) Large Cap Value Portfolio II was consolidated with Large Cap Value Portfolio I and terminated by Deed Number Thirty-Five (35) Termination of Supplemental Trust Indenture for the Large Cap Value Portfolio II of the Multi-Select Securities Puerto Rico Fund. -----------------

----- Thereafter, on the Tenth (10th) day of May of Two Thousand Twenty-One (2021), the Parties executed Deed Number Seven (7) of Amendment to the Amended and Restated Deed of Trust and Amendment Number Two (No.2) to the Deeds of Supplemental Trust Indentures (the “Deed of Amendment to the A&R Deed of Trust”) before the undersigned Public Notary, to among others, amend the name of the Trust, and deleted Section 111 of the following Portfolios: (a) International Portfolio I, (b) Large Cap Core Portfolio I, (c) Large Cap Growth Portfolio I, (d) Large Cap Value Portfolio I, (e) Mid Cap Core Portfolio, and (f) Small Cap Core Portfolio.-- -----Following the termination of the portfolios as described above, and the execution of the Deed of Amendment to the A&R Deed of Trust, the surviving portfolios of the Fund to date are as follows: (a) International Portfolio I, (b) Large Cap Core Portfolio I, (c) Large Cap Growth Portfolio I, (d) Large Cap Value Portfolio I, (e) Mid Cap Core Portfolio, (f) Small Cap Core Portfolio and (g) U.S. Large Cap ETF Portfolio I. ------------------ ---  WHEREAS, the Parties believe that it is in the best interests of the Fund to further amend certain provisions of the Amended and Restated Deed of Trust and therefore agree to execute this Deed to further amend that certain Amended and Restated Deed of Trust. ---------------------------------------------- NOW, THEREFORE, in consideration of the acts and mutual agreements between the Parties in this Deed, the Settlor, and the Trustee do hereby execute this Second Deed of Amendment to the Amended and Restated Deed of Trust, and agree as follows: ----------------------------------

---------------------------------- ARTICLE I------------------------------------------

---------------------------------DEFINITIONS---------------------------------------

-----Where the following words and phrases appear in this instrument, they shall have the meanings set forth below, unless their context clearly indicates to the contrary:-------------------

-----(a) “Amended and Restated Deed of Trust” means that certain deed number seventeen (17) as executed by the Parties hereto before Notary Luis R. Rosas Cintron on the Nineteenth (19th) day of May of Two Thousand Four (2004). --------------------------------------------------------------------------

-----(b) “Deed of Amendment” or “Deed” means this deed of amendment as may be amended or supplemented from time to time as permitted by law.

-----(c) “Settlor” shall have the meaning set forth in the Appearance section of this Deed. ------------------------------------------------------------------------

-----(d) “Trust Act” means Act 219-2012, as amended, also known as the Puerto Rico Trust Act.

-----(e) “Trustee” shall have the meaning set forth in the Appearance section of this Deed.           -----------------------------------------------------------------

--------------------------------- ARTICLE II ---------------------------------------

----------------------------- AMENDMENT TO -------------------------------------------- AMENDED AND RESTATED DEED OF TRUST ---------------------------------------------------

----- Pursuant to Article IX, Section Nine-Hundred Nine (901) (iii) of the Amended and Restated Deed of Trust, the Settlor and the Trustee may amend the Amended and Restated Deed of Trust without Unitholder consent in order to grant or confer upon the Trustee for the benefit of the Unitholders (as defined in the Amended and Restated Deed of Trust), any additional rights, remedies, powers, benefits, authority, or security that may lawfully be so granted or conferred.  The Parties agree that it would benefit the Unitholders to modify the age at which a member of the Board of Directors must resign to eighty-five (85) years of age, as the current Directors have served for many years and collectively possess vast experience and institutional knowledge which would be difficult and time-consuming to replace at this time.  The Parties further agree that since the Trustee has delegated certain of its powers to the Board of Directors, the foregoing amendment constitutes an additional right, power, or authority conferred upon the Trustee. Therefore, the Parties to this Deed hereby agree to amend and restate Article V Section Five Hundred Four (504) Subparagraph (b) to modify the age at which a member of the Board of Directors must resign, to the age of eighty-five (85) years old.

-----------------------------------ARTICLE III---------------------------------------

---------------------- AMENDMENT TO ARTICLE V-------------------------

-------------------- SECTION 504 SUBPARAGRAPH (B) -------------------

----- The Parties to this Deed in accordance with the authority granted by Article IX Section Nine-Hundred One (901), hereby amend Section Five Hundred Four, subparagraph b (504(b)) to read as follows: “(b) Designation and Term of Directors. The initial Directors shall be designated by the Trustee, in accordance with the terms of this Deed of Trust and the By-Laws of the Board of Directors. The term of office of each Director shall be from the time of his designation and qualification, until his successor shall have been designated, qualified, and elected in accordance with the By-Laws of the Board of Directors, or until his death, or until he shall have resigned or until December thirty-first (31st) of the year in which he shall have reached eighty-five (85) years of age or until he shall have been removed as herein provided in this Deed of Trust.”.

---------------------------------- ARTICLE IV---------------------------------------

-------------------RATIFICATION OF THE AMENDED-----------------------------------------AND RESTATED DEED OF TRUST---------------------

-----(a) Ratification of Amended and Restated Deed of Trust. Other than the amendments herein made to the Amended and Restated Deed of Trust, the Parties hereby agree to ratify all covenants and provisions of the Amended and Restated Deed of Trust and the Deed of Amendment to the A&R Deed of Trust, all of which are hereby made part of this Deed.--------------------------------------------------------

----------------------------------ARTICLE V-----------------------------------------

-------------------------- GENERAL PROVISIONS ---------------------------------(a) Governing Law. The validity, construction, administration, and enforcement of this Deed of Amendment shall be governed by the laws of the Commonwealth of Puerto Rico, and of the United States of America, when applicable.

-----(b) Gender and Number: Headings. Wherever any words are used herein in the masculine gender, they shall be construed as though they were also used in the feminine gender in all cases where they would so apply, and wherever any words are used herein in the singular form they shall be construed as though they were also used in the plural form in all cases where they would so apply. Headings of clauses and subclauses of this Deed of Amendment are inserted for convenience of reference and are not part of this Deed of Amendment and are not to be considered in the construction hereof. The words “hereof”, “herein”, “hereunder”, and other similar compounds of the word “here” shall mean and refer to the entire Deed of Amendment and not to any particular provision or clause.----------------------------------------------------------------------

-----(c) Severability. In the case that any provision of this document shall be invalid or void under any law or regulation, that event shall not affect the validity of the remaining portions of this Deed of Amendment and the Amended and Restated Deed of Trust.----------------------------------------------

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--------------------------------- ACCEPTANCE-------------------------------------

-----The appearing parties in their capacities as Settlor and Trustee, respectively, represented in this act by its Presidents, hereby accepts, ratifies, and confirms this Deed of Amendment as drafted having been drawn in accordance with their instructions and the terms and conditions agreed by the appearing parties, and acknowledge that they duly understand the English language and the Spanish phrases, sentences or paragraph used herein.--------------------------------------------------------------------------------

-----I, the Notary, do hereby certify and give faith that I have advised the appearing persons of the legal effects of this Deed of Amendment and explained them of the same; and as to their right to have attesting witnesses present in the execution of this Deed of Amendment, which rights each of them expressly waived.

-----I, the Notary, do hereby also certify that upon the execution of this Deed of Amendment, I the Notary will file, no later than the first ten (10) days of the month after its execution, a certified copy of this Deed of Amendment with the Special Trust Registry of Puerto Rico within the Notarial Inspection Office of the Supreme Court of Puerto Rico, in compliance with the laws of the Commonwealth of Puerto Rico. -------------------------------------- I, the Notary, do hereby also certify and give faith that each of the appearing persons has personally read this Second Deed of Amendment and thereupon execute the same, by initialing each and signing the last page of its original before me, the Notary; all of which, under my signature and seal, flourishing and making the same according to law, I the undersigned Notary, ATTEST.--------------